Business Combinations, Ontology Partners Limited (Details) $ in Thousands	Mar. 02, 2017 USD ($) yr	Aug. 31, 2018 USD ($)	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)
Business Combinations [Abstract]
Fair value of cash contingent consideration		$ 0	$ 1,092
Liability assumed [Abstract]
Goodwill		$ 39,892	$ 35,077	$ 21,928
Ontology Partners Limited [Member]
Business Combinations [Abstract]
Consideration paid in cash	$ 7,780
Estimated useful life of acquired intangible | yr	5
Cash recognised as of acquisition date	$ 2,156
Fair value of cash contingent consideration	1,400
Assets acquired [Abstract]
Accounts receivable	1,701
Core technology	3,802
Customer relationships	1,607
Other assets	37
Total assets acquired	7,147
Liability assumed [Abstract]
Accounts payable and accrued liabilities	3,343
Deferred revenue	211
Long-term debt	1,480
Net identifiable assets acquired	2,113
Goodwill	7,067
Fair value of the total consideration transferred, net of cash acquired	$ 9,180